Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
FRANKLIN FUND ALLOCATOR SERIES
SUPPLEMENT DATED NOVEMBER 10, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
EACH DATED MAY 1, 2025, OF
FRANKLIN GLOBAL ALLOCATION FUND
1)	The following paragraph replaces the second paragraph under “Fund Summary — Principal Investment Strategies” in the Fund’s prospectus:
The equity securities in which the Fund invests are primarily common stock. The Fund may invest in companies in any economic sector or of any market capitalization, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors. The debt securities in which the Fund may invest include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds and senior floating rate and term loans. Bond investments may include U.S. and foreign corporate debt, U.S. Treasuries and foreign government bonds. The Fund may invest in debt securities of any duration or maturity. The Fund generally invests in investment grade debt securities, but may invest in bonds rated below investment grade, sometimes referred to as “junk bonds.” The investment manager expects that the Fund may invest up to 10% (but no more than 15%) of its assets in alternative strategies. The Fund’s investments in alternative strategies may include investments that provide exposure to commodities such as private funds, commodity-linked notes, commodity futures and commodity exchange traded funds (ETFs).

FRANKLIN GLOBAL ALLOCATION FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
FRANKLIN FUND ALLOCATOR SERIES
SUPPLEMENT DATED NOVEMBER 10, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
EACH DATED MAY 1, 2025, OF
FRANKLIN GLOBAL ALLOCATION FUND
1)	The following paragraph replaces the second paragraph under “Fund Summary — Principal Investment Strategies” in the Fund’s prospectus:
The equity securities in which the Fund invests are primarily common stock. The Fund may invest in companies in any economic sector or of any market capitalization, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors. The debt securities in which the Fund may invest include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds and senior floating rate and term loans. Bond investments may include U.S. and foreign corporate debt, U.S. Treasuries and foreign government bonds. The Fund may invest in debt securities of any duration or maturity. The Fund generally invests in investment grade debt securities, but may invest in bonds rated below investment grade, sometimes referred to as “junk bonds.” The investment manager expects that the Fund may invest up to 10% (but no more than 15%) of its assets in alternative strategies. The Fund’s investments in alternative strategies may include investments that provide exposure to commodities such as private funds, commodity-linked notes, commodity futures and commodity exchange traded funds (ETFs).